Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Feb. 28, 2023	May 31, 2022
Unique Logistics International, Inc. [Member]
Related Party Transactions (Tables) [Line Items]
Schedule of related party transactions
	February 28, 2023	May 31, 2022
Due to Frangipani Trade Services(1)	$451,964	$602,618
Due to employee(2)	7,500	30,000
Due to employee(3)	16,661	66,658
	476,124	699,276
Less: current portion	(325,478)	(301,308)
	$150,655	$397,968

(1)      Due to Frangipani Trade Services (“FTS”), an entity owned by the Company’s CEO, is due on demand and is non-interest bearing. The principal amount of this Promissory Note bears no interest provided that any amount due under this Note which is not paid when due shall bear interest at an interest rate equal to six percent (6%) per annum. The principal amount is due and payable in six payments of $150,655 the first payment was due on November 30, 2021, with each succeeding payment to be made six months after the preceding payment.

(2)      On May 29, 2020, the Company entered into a $90,000 payable with an employee for the acquisition of UL BOS common stock from a previous owner. The payment terms consist of thirty-six monthly non-interest-bearing payments of $2,500 from the date of closing.

(3)      On May 29, 2020, the Company entered into a $200,000 payable with an employee for the acquisition of UL BOS common stock from a previous owner. The payment terms consist of thirty-six monthly non-interest-bearing payments of $5,556 from the date of closing.

	May 31, 2022	May 31, 2021
Due to Frangipani Trade Services(1)	$602,618	$903,927
Due to employee(2)	30,000	60,000
Due to employee(3)	66,658	149,996
Due to related parties, gross	699,276	1,113,923
Less: current portion	(301,308)	(397,975)
Long term, due to related parties	$397,968	$715,948